INCOME TAXES - Income Tax component in statement of financial position (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Income taxes payable	€ 1,113	€ 784
Deferred income tax liabilities	€ 1,201	€ 1,243